FINANCIAL INSTRUMENTS - Contractual maturities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total exposure	$ 12,311	$ 5,143
Within 90 days or less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total exposure	12,311	5,143
In later than 90 days, not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total exposure	$ 0	$ 0